CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Net Revenues	¥ 10,928	$ 1,574	¥ 99,552	¥ 579,717
Operating costs and expenses:
Cost of services	(14,141)	(2,037)	(24,355)	(53,909)
Sales and marketing	(44,921)	(6,470)	(87,022)	(173,883)
General and administrative	(247,688)	(35,674)	(232,244)	(156,309)
Service development expenses	(71,595)	(10,312)	(63,296)	(59,398)
Write-off of deferred offering expenses				(3,241)
Total operating expenses	(378,345)	(54,493)	(406,917)	(446,740)
Other operating income	2,732	393	6,910	17,414
Government grant	10,017	1,443	2,022	3,643
Indemnity cost	(9,979)	(1,500)
Other operating expenses	(1,915)	(213)	(2,975)	(4,527)
Operating profit (loss)	(366,562)	(52,796)	(301,408)	149,507
Interest income	23,859	3,436	20,589	17,009
Interest expense			(2,138)	(356)
Loss from equity method investments	(406)	(58)	(407)
Gain from disposal of subsidiaries	136,914	19,720
Changes in fair value of the structured deposits			1,124	(1,124)
Income (loss) before income tax	(206,195)	(29,698)	(282,240)	165,036
Income tax expense	(3,057)	(440)	(41,969)	(7,987)
Net income (loss)	(209,252)	(30,138)	(324,209)	157,049
Less: Net loss attributable to the noncontrolling interests	(6,287)	(906)	(312)
Net income (loss) attributable to 500.com Limited	(202,965)	(29,232)	(323,897)	157,049
Other comprehensive income:
Foreign currency translation gain	82,347	11,860	66,851	12,145
Change in fair value of available for sale investments	754	109
Other comprehensive income net of tax	83,101	11,969	66,851	12,145
Comprehensive income (loss)	(126,151)	(18,169)	(257,358)	169,194
Less: Comprehensive loss attributable to noncontrolling interests	(6,287)	(906)	(312)
Comprehensive income (loss) attributable to 500.com Limited	¥ (119,864)	$ (17,263)	¥ (257,046)	¥ 169,194
Earnings (losses) per share for Class A and Class B ordinary shares outstanding:
Basic | (per share)	¥ (0.49)	$ (0.07)	¥ (0.84)	¥ 0.46
Diluted | (per share)	(0.49)	(0.07)	(0.84)	0.44
Earnings (losses) per American Depositary Share ("ADS") (1 ADS represents 10 Class A ordinary shares)
Basic | (per share)	(4.89)	(0.70)	(8.40)	4.62
Diluted | (per share)	¥ (4.89)	$ (0.70)	¥ (8.40)	¥ 4.39
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	414,872,756	414,872,756	385,590,213	339,782,819
Diluted	414,872,756	414,872,756	385,590,213	357,848,704